Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Right -of-Use Asset, Net	Operating lease right -of-use asset, net was as follows as of June 30, 2023 and December 31, 2022:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD

Beijing Office	$266	$266
Exchange gain and loss	(3)	-
Less: accumulated amortization	(111)	(64)
Right-of-use assets, net	$152	$202

Schedule of Operating Lease Liability	Operating lease liability as of June 30, 2023 and December 31, 2022 consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Beijing office	$152	$272
Total operating lease liability	$152	$272

Schedule of Analyzed for Reporting Purposes	Analyzed for reporting purposes as:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Current maturities of operating lease liability	$86	$88
Long-term portion of operating lease liability	66	184
Total	$152	$272

Schedule of Maturity Analysis of Operating Lease Liability	Maturity analysis of operating lease liability as of June 30, 2023 is as follows:
Operating lease payment	BJ office
Discount rate at commencement	3.5%
One year	$90
Two years	67
Total undiscounted cash flows	$157
Total financing lease liabilities	152
Difference between undiscounted cash flows and discounted cash flows	5